Expense Example - Brighthouse/Dimensional International Small Company Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,145
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	$ 1,433